Notes to the interim condensed consolidated statement of financial position - Financial debt - Financial debt (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the interim condensed consolidated statement of financial position
Bank borrowings	€ 42,509	€ 27,206
Derivatives instruments	13,569	10,265
Other loans and similar borrowings	4,302	3,719
Lease liabilities	5,761	6,565
Royalty certificates liabilities	7,263	6,327
Total debt	€ 73,404	€ 54,083	€ 44,390